Other Operating (Expense) Income, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
NovioGendix [Member]
Other Operating (Expense) Income, Net [Line Items]
Other operating income	$ 0	$ 632,000
Kreos Drawdown [Member]
Other Operating (Expense) Income, Net [Line Items]
Other operating income		$ 117,000